Derivative Instruments and Hedging Activities (Concentration of Exposures to Credit Risk in OTC Derivatives) (Details) In Billions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 OTC Derivatives [Member] JPY (¥)	Mar. 31, 2011 OTC Derivatives [Member] USD ($)	Mar. 31, 2010 OTC Derivatives [Member] JPY (¥)
Derivative Assets Fair Value	$ 204.42	¥ 16,919.00	¥ 16,386.00	¥ 12,733.00	$ 153.85	¥ 12,340.00
Impact of Master Netting Arrangements, Financial institutions				(11,611.00)	(140.30)	(11,353.00)
Impact of Collateral, Financial institutions				(442.00)	(5.34)	(594.00)
Net Exposure to Credit Risk, Financial institutions				¥ 680.00	$ 8.21	¥ 393.00